Document and Entity Information	Sep. 04, 2019
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001591763
Document Type	8-K
Document Period End Date	Sep. 04, 2019
Entity Registrant Name	ENABLE MIDSTREAM PARTNERS, LP
Entity Incorporation State Country Code	DE
Entity File Number	1-36413
Entity Tax Identification Number	72-1252419
Entity Address, Address Line One	499 West Sheridan Avenue
Entity Address, Address Line Two	Suite 1500
Entity Address, City or Town	Oklahoma City
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	73102
City Area Code	(405)
Local Phone Number	525-7788
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Units Representing Limited Partner Interests
Trading Symbol	ENBL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false